Securities Act Registration No. 333-184169

Investment Company Act Registration No. 811-22756

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 

	Pre-Effective Amendment No._

☒	Post-Effective Amendment No. 212

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 

☒	Amendment No. 213

(Check appropriate box or boxes.)

Advisors Preferred Trust

(Exact Name of Registrant as Specified in Charter)

1445 Research Boulevard, Suite 530

Rockville, MD 20850

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (240) 223-1998

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, 17th Floor

Columbus, OH 43215

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

 Immediately upon filing pursuant to paragraph (b)

☒ On March 6, 2026 pursuant to paragraph (b)

 60 days after filing pursuant to paragraph (a)(1)

 On (date) pursuant to paragraph (a)(1)

 75 days after filing pursuant to paragraph (a)(2)

 On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 204 to the Registration Statement of Advisors Preferred Trust, on behalf of the Quantified Managed Income Fund, Quantified STF Fund, Quantified Alternative Investment Fund, Quantified Evolution Plus Fund, Quantified Tactical Fixed Income Fund, Quantified Pattern Recognition Fund, Quantified Common Ground Fund, and Quantified Government Income Tactical Fund, as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on December 10, 2025 (SEC Accession No. 0001580642-25-007779), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to further delay the effectiveness of the Registration Statement until March 6, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on the 26th day of February 2026.

Advisors Preferred Trust

By: Catherine Ayers-Rigsby *

President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title
Christine Casares *	Treasurer and Principal Financial Officer (and in the capacity of Principal Accounting Officer)
Catherine Ayers-Rigsby *	President, Principal Executive Officer and Trustee
Brian S. Humphrey *	Trustee
Charles R. Ranson *	Trustee
Felix Rivera *	Trustee
David Feldman *	Trustee

*By:	/s/
Michael V. Wible
Attorney-in-Fact
February 26, 2026

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